Note 3 - Corporate Information and Group Composition (Details Textual) - USD ($) $ in Thousands			12 Months Ended					24 Months Ended
	Jan. 11, 2021	Aug. 19, 2020	Dec. 31, 2021	Dec. 31, 2021	Jan. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Jan. 17, 2020
Statement Line Items [Line Items]
Maximum capital capacity, invest in publicly traded securities			$ 70,000	$ 70,000
Total borrowings			13,508	13,508		$ 8,972
Payments to acquire or redeem entity's shares			749			49,049	$ 5,780
Goodwill at end of period			430,378	430,378		424,961	421,578	$ 421,578
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations			(237)			$ (1,950)	$ 2,944
Nanobank [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	42.35%	42.00%
Nanobank [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			1,100
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations			$ 200
Discontinued operations, cash and cash equivalents		$ 39,300
YoYo Games Limited [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Total consideration transferred, acquisition-date fair value	$ 9,500
Consideration transferred, acquisition-date fair value, net of cash acquired	9,000
Goodwill at end of period	8,800
Revenue of acquiree since acquisition date				2,200
Profit (loss) of acquiree since acquisition date				$ 1,200
Goodwill recognised as of acquisition date	$ 8,792
OU PocoSys [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired									100.00%
Total consideration transferred, acquisition-date fair value									$ 5,000
Identifiable intangible assets recognised as of acquisition date									1,700
Goodwill recognised as of acquisition date									3,000
ADS [member]
Statement Line Items [Line Items]
Share repurchase program, maximum authorized amount									$ 50,000
Number of shares repurchased (in shares)			4,927,297	4,927,297	5,976,455		1,500,000	1,500,000
Payments to acquire or redeem entity's shares					$ 49,800			$ 10,700
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares)			9,854,594	9,854,594
Credit facility [member]
Statement Line Items [Line Items]
Borrowing facilities, maximum borrowing capacity			$ 80,000	$ 80,000
Total borrowings			$ 7,500	$ 7,500